COMMITMENTS, CONTINGENCIES AND CHARGES	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
COMMITMENTS, CONTINGENCIES AND CHARGES
NOTE 8:-	COMMITMENTS, CONTINGENCIES AND CHARGES

a.	Commitments:

1.
With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 3%-3.5% of revenues from sale of its iCMR software, up to a maximum of 100% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $183 and $ 397 as of December 31, 2012 and 2013 respectively.

2.	The Company has entered into non cancelable operating lease agreements for the lease of motor vehicles. The leasing deposits are presented in the long-term deposits and other account receivables.

The Company's facilities are leased under non cancelable operating lease agreements, which expire on various dates, the latest of which is in 2016.

As of December 31, 2013, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles and facilities:

2014	$936
2015	595
2016	304

Total	$1,835

Rental expenses for motor vehicles and facility rental expenses amounted to $ 1,060, $ 1,167 and $ 1,323 for the years ended December 31 2011, 2012 and 2013, respectively.

3.
Starting from 2011, the Company has a revolving line of credit with an Israeli bank ("the bank") for total borrowing of up to $ 600, based on several conditions and financial covenants. On July 2013, the company increased the line of credit up to $2,000.

During the year ended December 31, 2013, from time to time The Company used the line of credit and recorded interest expenses in the amount of $29. The short-term line of credit bears interest rate of Libor + 4%. The actual Libor interest rate at December 31, 2013 was 0.08%. Any indebtedness under this credit line is secured by a floating charge on The Company's assets.  As of December 31, 2013, there were no amounts outstanding under the credit line.

The terms of the credit line provide, as a condition precedent to borrowing that our annual consolidated earnings before interest, taxes depreciation and amortization commencing from the year ended December 31, 2012 and thereafter be no less than $1,500. This covenant is to be tested annually by reference to the consolidated financial statements as of the end of each calendar year. As of December 31, 2013, the Company did not meet this condition. Accordingly, while the foregoing did not result in any default and as of December 31, 2013 there were no amounts outstanding under the credit line, unless we receive a waiver from the bank, the Company would not be able to borrow under the credit line.

b.	Charges:

1.
To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.
To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 8a).

c.	Guarantees:

1.	The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 227.

2.	The Company provided certain customers and vendors with a $ 494 bank guarantee.

d.	Legal proceedings:

On September 25, 2012, a lawsuit have been lodged against the Company and one of its subsidiary by Mitek Systems, Inc ("Mitek"). for alleged infringement on United States patents.  No discovery has been taken and a trial is scheduled for December 8, 2014.

The lawsuit relates to technology used in by the Company's MobiCHECK software (one of the Company mobile products). Mitek is seeking a declaration of infringement, damages, and other amounts.

The Company believes that Mitek's claim is without merit and intends to defend itself against this lawsuit. Management cannot predict the outcome of the lawsuit nor can they make any estimate of the amount of damages, therefore, no provision has been made with respect to the lawsuits.